Employee and Retiree Benefits (Investment in Life Insurance) (Details) - USD ($) $ in Thousands	Aug. 27, 2016	Aug. 29, 2015
Compensation and Retirement Disclosure [Abstract]
Cash value	$ 60,263	$ 58,501
Borrowings	(33,771)	(32,329)
Investment in life insurance	$ 26,492	$ 26,172